UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“DVM-NQ inserts”

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.7%
CONSUMER—CYCLICAL 6.2%
APPAREL 0.3%
NIKE	5,500	$470,305
AUTO PARTS EQUIPMENT 0.6%
Johnson Controls	32,900	867,573
LEISURE TIME 0.2%
Carnival Corp.(a)	11,500	348,450
MEDIA 1.4%
The Walt Disney Co.	49,200	1,483,872
Time Warner Cable	12,100	758,307
		2,242,179
RESTAURANT 1.9%
McDonald’s Corp.	23,700	2,081,334
Tim Hortons (Canada)	19,800	920,372
		3,001,706
RETAIL 1.5%
Nordstrom	25,500	1,164,840
Ross Stores	14,800	1,164,612
		2,329,452
SPECIALTY RETAIL 0.3%
PetSmart	5,300	226,045
Tiffany & Co.	3,000	182,460
		408,505
TOTAL CONSUMER—CYCLICAL		9,668,170
CONSUMER—NON-CYCLICAL 5.0%
AGRICULTURE 1.0%
Philip Morris International	25,000	1,559,500
BASIC MATERIALS 0.4%
Archer-Daniels-Midland Co.(a)	25,700	637,617

	Number of Shares	Value
BEVERAGE 0.5%
PepsiCo	13,300	$823,270
COSMETICS/PERSONAL CARE 0.9%
Procter & Gamble Co.	21,300	1,345,734
RETAIL 2.2%
Costco Wholesale Corp. (a)	14,100	1,157,892
CVS Caremark Corp. (a)	54,200	1,820,036
Wal-Mart Stores	9,200	477,480
		3,455,408
TOTAL CONSUMER— NON-CYCLICAL		7,821,529
ENERGY 6.0%
OIL & GAS 5.4%
Apache Corp.	11,600	930,784
Chevron Corp. (a)	26,800	2,479,536
Devon Energy Corp. (a)	11,800	654,192
Exxon Mobil Corp. (a)	31,600	2,295,108
Marathon Petroleum Corp.	22,700	614,262
Occidental Petroleum Corp.	17,000	1,215,500
Peabody Energy Corp.	8,100	274,428
		8,463,810
OIL & GAS SERVICES 0.6%
Halliburton Co. (a)	14,600	445,592
Schlumberger Ltd. (a)	7,900	471,867
		917,459
TOTAL ENERGY		9,381,269

	Number of Shares	Value
FINANCIAL 7.0%
BANK 2.4%
Bank of America Corp.	56,300	$344,556
Bank of New York Mellon Corp. (a)	17,500	325,325
Comerica (a)	25,500	585,735
Toronto-Dominion Bank (Canada)	8,400	597,916
US Bancorp	48,400	1,139,336
Wells Fargo & Co.	28,000	675,360
		3,668,228
CREDIT CARD 0.8%
American Express Co. (a)	27,900	1,252,710
DIVERSIFIED FINANCIAL SERVICE 2.0%
Citigroup (a)	17,700	453,474
Franklin Resources	7,300	698,172
Goldman Sachs Group	3,400	321,470
JPMorgan Chase & Co.	52,500	1,581,300
		3,054,416
INSURANCE 1.8%
Chubb Corp.(a)	14,600	875,854
Power Corp. (Canada)	32,600	714,593
Prudential Financial	27,600	1,293,336
		2,883,783
TOTAL FINANCIAL		10,859,137
HEALTH CARE 6.4%
BIOTECHNOLOGY 0.4%
Amgen	11,900	653,905
HEALTH CARE PROVIDERS & SERVICES 1.2%
UnitedHealth Group (a)	40,900	1,886,308

	Number of Shares	Value
HEALTHCARE PRODUCTS 2.7%
Becton Dickinson & Co.(a)	10,600	$777,192
Covidien PLC	30,900	1,362,690
Johnson & Johnson	19,100	1,216,861
Patterson Cos.	27,100	775,873
		4,132,616
PHARMACEUTICAL 2.1%
Abbott Laboratories (a)	25,500	1,304,070
Merck & Co.	36,400	1,190,644
Pfizer	39,400	696,592
		3,191,306
TOTAL HEALTH CARE		9,864,135
INDUSTRIAL 4.8%
AEROSPACE & DEFENSE 1.9%
General Dynamics Corp.	13,700	779,393
L-3 Communications Holdings	6,600	409,002
Lockheed Martin Corp.	12,500	908,000
United Technologies Corp.	12,100	851,356
		2,947,751
DIVERSIFIED MANUFACTURING 1.3%
Eaton Corp.	20,300	720,650
General Electric Co. (a)	86,800	1,322,832
		2,043,482
ELECTRICAL EQUIPMENT 0.3%
Emerson Electric Co.	9,800	404,838
MACHINERY 0.2%
Finning International (Canada)	16,200	296,049

	Number of Shares	Value
TRANSPORTATION 1.1%
Norfolk Southern Corp.	13,800	$842,076
United Parcel Service	14,400	909,360
		1,751,436
TOTAL INDUSTRIAL		7,443,556
MATERIALS 1.1%
CHEMICALS 0.5%
Dow Chemical Co.	27,000	606,420
Potash Corp. of Saskatchewan (Canada)	5,000	217,101
		823,521
METALS & MINING 0.6%
Freeport-McMoRan Copper & Gold	9,400	286,230
Newmont Mining Corp.	10,700	673,030
		959,260
TOTAL MATERIALS		1,782,781
REAL ESTATE 47.4%
DIVERSIFIED 3.5%
American Assets Trust	33,262	597,053
Forest City Enterprises (b)	71,637	763,650
Lexington Realty Trust	112,500	735,750
Vornado Realty Trust	45,451	3,391,554
		5,488,007
HEALTH CARE 6.8%
Cogdell Spencer	195,600	737,412
HCP	123,163	4,318,095
Healthcare Realty Trust	67,700	1,140,745
LTC Properties	27,100	686,172
Senior Housing Properties Trust	133,900	2,884,206
Ventas	17,200	849,680
		10,616,310

	Number of Shares	Value
HOTEL 2.1%
Hersha Hospitality Trust	161,239	$557,887
Host Hotels & Resorts	143,468	1,569,540
Hyatt Hotels Corp., Class A (a),(b)	22,912	718,749
RLJ Lodging Trust	26,400	337,128
		3,183,304
INDUSTRIAL 2.1%
DCT Industrial Trust	191,900	842,441
EastGroup Properties	10,105	385,405
First Industrial Realty Trust (b)	73,500	588,000
ProLogis	58,491	1,418,407
		3,234,253
OFFICE 7.7%
Boston Properties	49,600	4,419,360
Douglas Emmett	108,400	1,853,640
Hudson Pacific Properties	73,276	852,200
Kilroy Realty Corp.	55,263	1,729,732
Liberty Property Trust	53,900	1,569,029
SL Green Realty Corp.	26,282	1,528,298
		11,952,259
RESIDENTIAL 9.6%
APARTMENT 9.0%
Apartment Investment & Management Co.	55,700	1,232,084
AvalonBay Communities	27,300	3,113,565
Education Realty Trust	98,739	848,168
Equity Residential	84,771	4,397,072
Essex Property Trust	6,400	768,256
Mid-America Apartment Communities	20,800	1,252,576
UDR	105,753	2,341,371
		13,953,092
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties	14,231	892,284
TOTAL RESIDENTIAL		14,845,376

	Number of Shares	Value
SELF STORAGE 3.1%
CubeSmart	96,100	$819,733
Extra Space Storage	88,700	1,652,481
Public Storage	20,800	2,316,080
		4,788,294
SHOPPING CENTER 11.6%
COMMUNITY CENTER 4.5%
Acadia Realty Trust	41,198	770,403
DDR Corp.	130,944	1,427,290
Federal Realty Investment Trust	11,600	955,956
Regency Centers Corp.	41,010	1,448,883
Tanger Factory Outlet Centers	31,800	827,118
Weingarten Realty Investors	72,966	1,544,690
		6,974,340
FREE STANDING 0.6%
National Retail Properties	34,200	918,954
REGIONAL MALL 6.5%
Macerich Co.	23,811	1,015,063
Simon Property Group	81,971	9,015,170
		10,030,233
TOTAL SHOPPING CENTER		17,923,527
SPECIALTY 0.9%
Digital Realty Trust	24,800	1,367,968
TOTAL REAL ESTATE		73,399,298
TECHNOLOGY 10.8%
COMPUTERS 2.7%
Apple (b)	6,500	2,477,670
International Business Machines Corp.	9,900	1,732,797
		4,210,467

	Number of Shares	Value
INTERNET SERVICE PROVIDER 0.8%
Google (b)	2,500	$1,285,950
SEMICONDUCTORS 0.9%
Avago Technologies Ltd. (Singapore) (USD)	14,200	465,334
Intel Corp. (a)	20,800	443,664
Texas Instruments	16,300	434,395
		1,343,393
SERVICES 1.4%
Visa, Class A	24,900	2,134,428
SOFTWARE 3.0%
Microsoft Corp.	27,800	691,942
Oracle Corp.	96,200	2,764,788
Symantec Corp. (b)	78,200	1,274,660
		4,731,390
TELECOMMUNICATION EQUIPMENT 2.0%
Corning	66,300	819,468
Harris Corp. (a)	10,200	348,534
QUALCOMM	39,500	1,920,885
		3,088,887
TOTAL TECHNOLOGY		16,794,515
TELECOMMUNICATION SERVICES 1.6%
AT&T	51,400	1,465,928
Rogers Communications (Canada)	27,500	941,335
		2,407,263
UTILITIES 2.4%
ELECTRIC UTILITIES 0.7%
NextEra Energy	20,700	1,118,214

		Number of Shares	Value
MULTI UTILITIES 1.7%
PG&E Corp. (a)		27,200	$1,150,832
Wisconsin Energy Corp.		44,100	1,379,889
			2,530,721
TOTAL UTILITIES			3,648,935
TOTAL COMMON STOCK (Identified cost—$142,728,392)			153,070,588
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)		1,150,013	1,150,013
Federated Government Obligations Fund, 0.01%(c)		1,100,005	1,100,005
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,250,018)			2,250,018

TOTAL INVESTMENTS (Identified cost—$144,978,410)	100.2%		155,320,606

WRITTEN CALL OPTIONS	(0.2)		(279,699)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		$(34,181)

NET ASSETS (Equivalent to $12.28 per share based on 12,625,748 shares of common stock outstanding)	100.0%		$155,006,726

	Number of Contracts	Value
WRITTEN CALL OPTIONS
S&P 500 Index, USD, Strike Price 1,250, 10/22/11	64	$(19,200)
S&P 500 Index, USD, Strike Price 1,230, 10/22/11	46	(24,840)
S&P 500 Index, USD, Strike Price 1,210, 10/22/11	70	(70,000)
S&P 500 Index, USD, Strike Price 1,215, 10/22/11	93	(80,259)
S&P 500 Index, USD, Strike Price 1,200, 10/22/11	70	(85,400)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$821,932)		$(279,699)

Glossary of Portfolio Abbreviation
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged in connection with written option contracts: $10,004,187 has been pledged to brokers.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$153,070,588	$153,070,588	$—	$—
Money Market Funds	2,250,018	—	2,250,018	—
Total Investments	$155,320,606	$153,070,588	$2,250,018	$
Other Financial Instruments*	$(279,699)	$(279,699)	$—	$—

* Other financial instruments are written option contracts.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Equity contracts	$(279,699)

Options:  The Fund may write put or call options on an index and put and covered call options on a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine its gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Transactions in options written during the nine months ended September 30, 2011, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2010	327	$548,269
Options written	3,006	5,375,754
Options terminated in closing transactions	(2,990)	(5,102,091)
Options outstanding at September 30, 2011	343	$821,932

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$144,978,410
Gross unrealized appreciation	$20,562,396
Gross unrealized depreciation	(10,220,200)
Net unrealized appreciation	$10,342,196

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011